Stock-Based and Long-Term Compensation (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009 Y
Summarization of stock option activity
Number of Options, Outstanding, Beginning Balance	5,000,453	3,538,545	3,267,910
Weighted Average Option Price, Outstanding, Beginning Balance	$ 18.78	$ 15.84	$ 15.37
Weighted Average Remaining Contractual Term, Outstanding, Beginning Balance	0	0	0
Aggregate Intrinsic Value, Outstanding, Beginning Balance	$ 0	$ 0	$ 0
Number of Options, Granted	207,183	1,549,058	309,352
Weighted Average Option Price, Granted	$ 28.97	$ 25.04	$ 20.01
Weighted Average Remaining Contractual Term, Granted	0	0	0
Aggregate Intrinsic Value, Granted	0	0	0
Number of Options, Exercised	(876,435)	(87,150)	(38,717)
Weighted Average Option Price, Exercised	$ 11.71	$ 10.62	$ 9.71
Weighted Average Remaining Contractual Term, Exercised	0	0	0
Aggregate Intrinsic Value, Exercised	0	0	0
Number of Options, Outstanding, Ending Balance	4,331,201	5,000,453	3,538,545
Weighted Average Option Price, Outstanding, Ending Balance	$ 20.70	$ 18.78	$ 15.84
Weighted Average Remaining Contractual Term, Outstanding, Ending Balance	6.0	0	0
Aggregate Intrinsic Value, Outstanding, Ending Balance	36,885	0	0
Number of Options, Exercisable, Ending Balance	3,647,745
Weighted Average Option Price, Exercisable, Ending Balance	$ 19.62
Weighted Average Remaining Contractual Term, Exercisable, Ending Balance	5.4
Aggregate Intrinsic Value, Exercisable, Ending Balance	34,783
Number of Options, Options Expected to Vest, Ending Balance	683,456
Weighted Average Option Price, Options Expected to Vest, Ending Balance	$ 26.46
Weighted Average Remaining Contractual Term, Options Expected to Vest, Ending Balance	8.9
Aggregate Intrinsic Value, Options Expected to Vest, Ending Balance	$ 2,102